Average Annual Total Returns - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - Fidelity Advisor Series Growth Opportunities Fund	Jan. 28, 2023
Fidelity Advisor Series Growth Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(37.34%)
Past 5 years	14.35%
Since Inception	13.88%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(37.47%)
Past 5 years	8.77%
Since Inception	9.96%
Fidelity Advisor Series Growth Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.10%)
Past 5 years	11.35%
Since Inception	11.04%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Since Inception	12.29%	[1]

[1]	A From November 7, 2013